Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay vs Performance Disclosure
Tabular Pay vs. Performance Disclosures
(1)

	Summary		Summary		Average Summary	Average	Value of Fixed $100 Investment Based On:
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	DNOW	PHLX Oil Service
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Total Shareholder	Sector Index Total	Net	EBITDA Excluding
Year	for PEO 1	to PEO 1 (2)	for PEO 2	to PEO 2 (2)	for Non-PEO NEOs	for Non-PEO NEOs (2)	Return (3)	Shareholder Return (3)	Income (Loss)	Other Costs (4)

2024	$6,081,037	$7,015,251	–	–	$1,548,036	$1,704,142	$116	$102	$81,000,000	$176,000,000

2023	$5,580,418	$3,130,263	–	–	$1,448,379	$1,035,809	$101	$115	$135,000,000	$184,000,000

2022	$5,462,901	$10,850,759	–	–	$1,439,842	$2,421,547	$113	$113	$128,000,000	$175,000,000

2021	$5,988,481	$5,474,012	–	–	$1,329,206	$1,291,068	$76	$70	$5,000,000	$45,000,000

2020	$1,274,988	$90,220	$675,231	($537,929)	$519,014	$133,931	$64	$58	($427,000,000)	($47,000,000)

1.
Mr. Cherechinsky served as our principal executive officer for the full year for each of 2024, 2023, 2022, and 2021 and for a portion of 2020 (“PEO 1”). Mr. Alario served as our principal executive officer for a portion of 2020 (“PEO 2”). For each of 2024, 2023, 2022, 2021, and 2020, our non-PEO
named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.

2.	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.

3.
For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the PHLX Oil Service Sector Index. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

4.
EBITDA
excluding other costs (referred to as “EBITDA” within this document) is reconciled in the Company’s 2024 Form
10-K
to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.

PEOs Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020 (PEO 1)	2021 (PEO 1)	2022 (PEO 1)	2023 (PEO 1)	2024 (PEO 1)	2020 (PEO 2)
SCT Reported Total Compensation	$1,274,988	$5,988,481	$5,462,901	$5,580,418	$6,081,037	$675,231
Aggregate SCT Reported Equity Compensation (-)	$706,204	$4,305,835	$3,232,886	$3,331,165	$3,765,881	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$509,175	$3,548,758	$5,111,796	$2,543,085	$3,650,088	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($647,694)	$53,500	$3,436,810	($1,654,346)	$628,952	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($340,044)	$189,108	$72,138	($7,729)	$421,055	($1,213,160)

Compensation Actually Paid Determination	$90,220	$5,474,012	$10,850,759	$3,130,263	$7,015,251	($537,929)

Non-PEO
NEOs Average Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020	2021	2022	2023	2024
SCT Reported Total Compensation	$519,014	$1,329,206	$1,439,842	$1,448,379	$1,548,036
Aggregate SCT Reported Equity Compensation (-)	$263,181	$667,673	$579,239	$596,830	$723,997
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$189,733	$550,281	$915,878	$455,634	$702,119
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($189,765)	$20,191	$626,032	($267,774)	$112,690
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($121,870)	$59,063	$19,034	($3,600)	$65,293

Compensation Actually Paid Determination	$133,931	$1,291,068	$2,421,547	$1,035,809	$1,704,142

Company Selected Measure Name	EBITDA excluding other costs
Named Executive Officers, Footnote	For each of 2024, 2023, 2022, 2021, and 2020, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.
Peer Group Issuers, Footnote	For each of 2024, 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the PHLX Oil Service Sector Index. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Adjustment To PEO Compensation, Footnote
PEOs Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020 (PEO 1)	2021 (PEO 1)	2022 (PEO 1)	2023 (PEO 1)	2024 (PEO 1)	2020 (PEO 2)
SCT Reported Total Compensation	$1,274,988	$5,988,481	$5,462,901	$5,580,418	$6,081,037	$675,231
Aggregate SCT Reported Equity Compensation (-)	$706,204	$4,305,835	$3,232,886	$3,331,165	$3,765,881	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$509,175	$3,548,758	$5,111,796	$2,543,085	$3,650,088	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($647,694)	$53,500	$3,436,810	($1,654,346)	$628,952	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($340,044)	$189,108	$72,138	($7,729)	$421,055	($1,213,160)

Compensation Actually Paid Determination	$90,220	$5,474,012	$10,850,759	$3,130,263	$7,015,251	($537,929)

Non-PEO NEO Average Total Compensation Amount	$ 1,548,036	$ 1,448,379	$ 1,439,842	$ 1,329,206	$ 519,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,704,142	1,035,809	2,421,547	1,291,068	133,931
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEOs Average Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020	2021	2022	2023	2024
SCT Reported Total Compensation	$519,014	$1,329,206	$1,439,842	$1,448,379	$1,548,036
Aggregate SCT Reported Equity Compensation (-)	$263,181	$667,673	$579,239	$596,830	$723,997
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$189,733	$550,281	$915,878	$455,634	$702,119
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($189,765)	$20,191	$626,032	($267,774)	$112,690
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($121,870)	$59,063	$19,034	($3,600)	$65,293

Compensation Actually Paid Determination	$133,931	$1,291,068	$2,421,547	$1,035,809	$1,704,142

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following lists what we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO
NEOs for 2024 to our performance:

1.	EBITDA Excluding Other Costs 2. Net Working Capital (NWC) 3. Return on Capital Employed (ROCE) 4. Relative TSR (rTSR)

Total Shareholder Return Amount	$ 116	101	113	76	64
Peer Group Total Shareholder Return Amount	102	115	113	70	58
Net Income (Loss)	$ 81,000,000	$ 135,000,000	$ 128,000,000	$ 5,000,000	$ (427,000,000)
Company Selected Measure Amount	176,000,000	184,000,000	175,000,000	45,000,000	(47,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA Excluding Other Costs
Non-GAAP Measure Description
EBITDA
excluding other costs (referred to as “EBITDA” within this document) is reconciled in the Company’s 2024 Form
10-K
	to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Working Capital (NWC)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (rTSR)
Mr Cherechinsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,081,037	$ 5,580,418	$ 5,462,901	$ 5,988,481	$ 1,274,988
PEO Actually Paid Compensation Amount	$ 7,015,251	$ 3,130,263	$ 10,850,759	$ 5,474,012	90,220
PEO Name	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Cherechinsky
Mr Alario [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	675,231
PEO Actually Paid Compensation Amount	0	0	0	0	$ (537,929)
PEO Name					Mr. Alario
PEO | Mr Cherechinsky [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,765,881	3,331,165	3,232,886	4,305,835	$ 706,204
PEO | Mr Cherechinsky [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,650,088	2,543,085	5,111,796	3,548,758	509,175
PEO | Mr Cherechinsky [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,952	(1,654,346)	3,436,810	53,500	(647,694)
PEO | Mr Cherechinsky [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr Cherechinsky [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,055	(7,729)	72,138	189,108	(340,044)
PEO | Mr Alario [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Alario [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Alario [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Alario [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Alario [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,213,160)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,997	596,830	579,239	667,673	263,181
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702,119	455,634	915,878	550,281	189,733
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,690	(267,774)	626,032	20,191	(189,765)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 65,293	$ (3,600)	$ 19,034	$ 59,063	$ (121,870)